Net Income per Share	12 Months Ended
Dec. 31, 2016
Net Income per Share [Abstract]
Net Income per Share

20.  Net Income per Share

The following table sets forth the computation of basic and diluted net income per share for the years indicated (amounts in thousands, except for number of shares (or ADSs) and per share (or ADS) data):

	For the Years Ended December 31,
	2014	2015	2016	2016
	RMB	RMB	RMB	US$
Net income per Class A and Class B ordinary share - basic:
Numerator:
Net income attributable to Phoenix New Media Limited	263,091	73,584	80,611	11,609
Denominator:
Weighted average number of Class A and Class B ordinary shares outstanding	595,521,893	569,058,424	571,298,943	571,298,943
Weighted average number of contingently issuable shares	2,094,730	2,189,299	2,222,593	2,222,593
Denominator used in computing net income per share — basic	597,616,623	571,247,723	573,521,536	573,521,536
Net income per Class A and Class B ordinary share — basic	0.44	0.13	0.14	0.02
Net income per Class A and Class B ordinary share - diluted:
Numerator:
Net income attributable to Phoenix New Media Limited	263,091	73,584	80,611	11,609
Denominator:
Denominator used in computing net income per share — basic	597,616,623	571,247,723	573,521,536	573,521,536
Share-based awards	17,003,487	9,537,533	3,516,370	3,516,370
Denominator used in computing net income per share — diluted	614,620,110	580,785,256	577,037,906	577,037,906
Net income per Class A and Class B ordinary share — diluted	0.43	0.13	0.14	0.02
Net income per ADS (1 ADS represents 8 Class A ordinary shares):
Denominator used in computing net income per ADS — basic	74,702,078	71,405,965	71,690,192	71,690,192
Denominator used in computing net income per ADS — diluted	76,827,514	72,598,157	72,129,738	72,129,738
Net income per ADS — basic	3.52	1.03	1.12	0.16
Net income per ADS — diluted	3.42	1.01	1.12	0.16

The Company has included 2,094,730, 2,189,299 and 2,222,593 contingently issuable shares in the denominator used in computing basic and diluted net income per share for the years ended December 31, 2014, 2015 and 2016, respectively. These shares are contingently issuable upon the holder’s request without other substantive conditions and for no further consideration. There were 27,823,275, 29,572,888 and 30,953,329 options to purchase ordinary shares have been excluded from the computation of diluted net income per share for the years ended December 31, 2014, 2015 and 2016, respectively, as their effects would be anti-dilutive.